OPERATING LEASES - Schedule of Future Minimum lease Payments for Operating leases (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2023	$ 2,712
2024	1,136
2025	195
2026	102
Total minimum lease payments	4,145
Less: imputed interest	345
Total lease liability balance	$ 3,800